Label	Element	Value
Multi Class Prospectus | First Eagle Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Eagle Global Income Builder Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	First Eagle Global Income Builder Fund (“Global Income Builder Fund”) seeks current income generation and long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Income Builder Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy and hold shares of the Global Income Builder Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Global Income Builder Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 82 and 89, respectively, and in the appendix to this Prospectus titled Intermediary-Specific Front-End Sales Load and Waiver Terms.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

There are transaction costs due to the bid/ask spread in the case of bonds or commissions in the case of stocks. The Global Income Builder Fund pays transaction costs when the Fund buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 25.54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.54%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Global Income Builder Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Global Income Builder Fund with the cost of investing in other mutual funds. This hypothetical example assumes you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all shares at the end of those periods. The example also assumes the average annual return is 5% and operating expenses remain the same. Please keep in mind your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Held
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its objective of current income generation and long-term growth of capital, the Global Income Builder Fund will normally invest primarily in common stocks of U.S. and foreign companies that offer attractive dividend yields as well as a range of fixed income instruments, including high-yield, below investment grade instruments (commonly referred to as “junk bonds”), investment grade instruments and sovereign debt, from markets in the United States and multiple countries around the world.

Investment decisions for the Global Income Builder Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. Under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to income-producing securities. That generally means that approximately 80% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to such investments, which may include dividend paying equities, both high-yield (below investment grade) and investment grade debt, sovereign bonds, and various short-term debt instruments. The Fund may invest in securities with any maturity or investment rating, as well as unrated securities. The Fund may also invest (typically for hedging purposes) in derivative instruments such as options, futures contracts and options on futures contracts, credit default swaps, and swaps and options on indices.

Additionally, under normal circumstances, the Fund anticipates it will allocate a substantial amount of its assets to foreign investments. That generally means that approximately 40% or more of the Fund’s net assets (plus any borrowings for investment purposes) will be allocated to foreign investments (unless market conditions are not deemed favorable by the Fund, in which case the Fund expects to invest at least 30% of its net assets (plus any borrowings for investment purposes) in foreign investments). For purposes of these 80%, 40% and 30% of assets allocations, the Fund “counts” relevant derivative positions on investments, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price).

The investment philosophy and strategy of the Global Income Builder Fund can be broadly characterized as a “value” approach, as it seeks a “margin of safety” in each investment purchase with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). With respect to equity investments in particular, a discount to “intrinsic value” is sought even for what appear to be the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets. Investments in debt instruments are made after careful scrutiny of the underlying creditworthiness of the issuer, taking into account such factors as cash flow generation, liquidation value and structural protections. The Global Income Builder Fund seeks to own debt instruments that offer an attractive “margin of safety” on principal repayment relative to the total expected return of the security.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, you may lose money by investing in the Global Income Builder Fund. The likelihood of loss may be greater if you invest for a shorter period of time. An investment in the Fund is not intended to be a complete investment program.

Principal risks of investing in the Global Income Builder Fund, which could adversely affect its net asset value and total return, are:

•

Market Risk — The value of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad.

•

Foreign Investment Risk — The Fund will invest in foreign investments. Foreign investments can be susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations.

•

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations.

•

Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.

•	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
•

Defaulted Securities Risk — The Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.

•

High Yield Risk — The Fund intends to invest in high yield instruments (commonly known as “junk bonds”) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade instruments and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

•

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

•

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program that seeks to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives as either a hedge or for investment purposes.

•

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

•

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

•

Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

•

Real Estate Industry Risk — The Fund may invest in real estate investment trusts (“REITs”), which are subject to risks affecting the real estate industry generally (including market conditions, competition, property obsolescence, changes in interest rates and casualty to real estate), as well as risks specifically affecting REITs (the quality and skill of REIT management and the internal expenses of the REIT).

•

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information on the risks of investing in the Global Income Builder Fund, please see the More Information about the Funds’ Investments section.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, you may lose money by investing in the Global Income Builder Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides an indication of the risks of investing in the Global Income Builder Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your individual tax situation. After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

Updated performance information is available at www.feim.com/individual-investors/fund/global-income-builder-fund or by calling 800.334.2143.

The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Global Income Builder Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.334.2143
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.feim.com/individual-investors/fund/global-income-builder-fund
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns—Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The following bar chart assumes reinvestment of dividends and distributions and does not reflect any sales charges. If sales charges were included the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter*		Worst Quarter*
First Quarter 2019	7.40%	Fourth Quarter 2018	-6.48%

*	For the period presented in the bar chart above.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.48%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses, but reflects net of taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual U.S. federal income tax rate for each year, and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors in tax-deferred accounts, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The following table discloses after-tax returns only for Class A shares. After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table discloses after-tax returns only for Class A shares.

After-tax returns for Class C, Class I, Class R3, Class R4, Class R5 and Class R6 shares will vary. While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here. Class R3, Class R4, Class R5 and Class R6 shares are invested in the same portfolio of securities and the annual returns differ only to the extent that Class R3, Class R4, Class R5 and Class R6 shares do not have the same expenses as the classes for which more extended performance is shown. Comparative expense information is in the Fees and Expenses table.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2019
Multi Class Prospectus | First Eagle Global Income Builder Fund | 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.01%
5 Years	rr_AverageAnnualReturnYear05	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Multi Class Prospectus | First Eagle Global Income Builder Fund | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.67%
5 Years	rr_AverageAnnualReturnYear05	8.74%
Since Inception	rr_AverageAnnualReturnSinceInception	10.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Multi Class Prospectus | First Eagle Global Income Builder Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.18%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 614
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	856
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,117
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,860
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	614
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	856
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,117
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,860
Annual Return 2013	rr_AnnualReturn2013	11.82%
Annual Return 2014	rr_AnnualReturn2014	1.24%
Annual Return 2015	rr_AnnualReturn2015	(2.30%)
Annual Return 2016	rr_AnnualReturn2016	10.11%
Annual Return 2017	rr_AnnualReturn2017	12.96%
Annual Return 2018	rr_AnnualReturn2018	(6.50%)
Annual Return 2019	rr_AnnualReturn2019	14.65%
1 Year	rr_AverageAnnualReturnYear01	8.95%
5 Years	rr_AverageAnnualReturnYear05	4.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.97%
5 Years	rr_AverageAnnualReturnYear05	3.45%
Since Inception	rr_AverageAnnualReturnSinceInception	4.32%
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	3.04%
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	609
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,264
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	4.63%
Since Inception	rr_AverageAnnualReturnSinceInception	5.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,143
1 Year	rr_AverageAnnualReturnYear01	14.87%
5 Years	rr_AverageAnnualReturnYear05	5.69%
Since Inception	rr_AverageAnnualReturnSinceInception	6.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,646
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here.
1 Year	rr_AverageAnnualReturnYear01	14.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class R3 | 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.01%
5 Years	rr_AverageAnnualReturnYear05	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class R3 | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.67%
5 Years	rr_AverageAnnualReturnYear05	8.74%
Since Inception	rr_AverageAnnualReturnSinceInception	9.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class R3 | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2018
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[2]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	471
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	813
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,779
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	471
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	813
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,779
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here.
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[2]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	437
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	755
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,657
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here.
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total Annual Operating Expenses (%)	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,143
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	While no or only partial information is shown for Class R3, Class R4, Class R5 and Class R6 shares (because they are more recently organized), annual returns for Class R3, Class R4, Class R5 and Class R6 shares would have been substantially similar to those shown here.
1 Year	rr_AverageAnnualReturnYear01	14.88%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class R6 | 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses, but reflects net of taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.01%
5 Years	rr_AverageAnnualReturnYear05	6.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class R6 | MSCI World Index (reflects no deduction for fees or expenses, but reflects net of taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.67%
5 Years	rr_AverageAnnualReturnYear05	8.74%
Since Inception	rr_AverageAnnualReturnSinceInception	10.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017
Multi Class Prospectus | First Eagle Global Income Builder Fund | Class R6 | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.72%
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2017

[1]	A contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.
[2]	"Other Expenses" shown generally reflect actual expenses for the Fund for the fiscal year ended October 31, 2019.